PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	6 Months Ended
Jun. 26, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions[1]	Total
	€ million	€ million	€ million
Balance as at 31 December 2019	168	28	196
Charged/(credited) to profit or loss:
Additional provisions recognised	90	3	93
Unused amounts reversed	(4)	—	(4)
Utilised during the period	(56)	(1)	(57)
Translation	—	(2)	(2)
Balance as at 26 June 2020	198	28	226
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[1] Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves.